Consolidating Financial Statements (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue
Medical equipment outsourcing	$ 74,134	$ 69,002	$ 226,599	$ 205,159	$ 275,910	$ 245,145	$ 232,623
Technical and professional services	20,066	13,852	62,545	36,083	54,058	44,426	42,395
Medical equipment sales and remarketing	7,619	6,490	23,250	17,972	25,188	22,541	22,186
Total revenues	101,819	89,344	312,394	259,214	355,156	312,112	297,204
Cost of Sales
Cost of medical equipment outsourcing	28,736	23,814	77,273	72,785	97,703	86,210	83,553
Cost of technical and professional services	14,455	10,540	47,109	26,650	40,518	31,690	30,539
Cost of medical equipment sales and remarketing	6,014	5,215	18,112	14,115	19,734	16,342	18,177
Medical equipment depreciation	18,104	17,006	52,329	51,678	68,032	69,496	64,267
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	67,309	56,575	194,823	165,228	225,987	203,738	196,536
Gross margin	34,510	32,769	117,571	93,986	129,169	108,374	100,668
Selling, general and administrative	29,885	22,756	86,251	72,247	100,948	89,336	84,225
Acquisition and integration expenses	58	622	352	2,621	3,483
Operating income	4,567	9,391	30,968	19,118	24,738	19,038	16,443
Loss on extinguishment of debt	12,339		12,339
Interest expense	13,530	15,122	43,534	39,572	55,020	46,457	46,505
Loss before income taxes and non controlling interest	(21,302)	(5,731)	(24,905)	(20,454)	(30,282)	(27,419)	(30,062)
Provision (benefit) for income taxes	90	(145)	(2,883)	(6,410)	(8,343)	1,692	(11,489)
Consolidated net loss	(21,392)	(5,586)	(22,022)	(14,044)	(21,939)	(29,111)	(18,573)
Net income attributable to non controlling interest	202	159	568	297	451
Net loss attributable to Universal Hospital Services, Inc.	(21,594)	(5,745)	(22,590)	(14,341)	(22,390)	(29,111)	(18,573)
Parent Issuer UHS
Revenue
Medical equipment outsourcing	60,618	60,595	188,954	188,698	250,489
Technical and professional services	20,066	13,852	62,545	36,083	54,058
Medical equipment sales and remarketing	7,619	6,490	23,250	17,972	25,188
Total revenues	88,303	80,937	274,749	242,753	329,735
Cost of Sales
Cost of medical equipment outsourcing	21,288	19,452	56,518	64,221	84,030
Cost of technical and professional services	14,455	10,540	47,109	26,650	40,518
Cost of medical equipment sales and remarketing	6,014	5,215	18,112	14,115	19,734
Medical equipment depreciation	16,932	16,333	48,847	50,309	65,928
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	58,689	51,540	170,586	155,295	210,210
Gross margin	29,614	29,397	104,163	87,458	119,525
Selling, general and administrative	24,624	20,814	72,138	68,211	91,258
Acquisition and integration expenses	34	18	264	1,623	1,802
Operating income	4,956	8,565	31,761	17,624	26,465
Equity in earnings of subsidiary	(163)	573	(1,372)	900	(1,354)
Loss on extinguishment of debt	12,339		12,339
Interest expense	13,140	15,060	42,442	39,423	54,779
Loss before income taxes and non controlling interest	(20,686)	(5,922)	(24,392)	(20,899)	(29,668)
Provision (benefit) for income taxes	706	(336)	(2,370)	(6,855)	(7,729)
Consolidated net loss	(21,392)	(5,586)	(22,022)	(14,044)	(21,939)
Net income attributable to non controlling interest	202	159	568	297	451
Net loss attributable to Universal Hospital Services, Inc.	(21,594)	(5,745)	(22,590)	(14,341)	(22,390)
Subsidiary Guarantor Surgical Services
Revenue
Medical equipment outsourcing	13,516	8,407	37,645	16,461	25,421
Total revenues	13,516	8,407	37,645	16,461	25,421
Cost of Sales
Cost of medical equipment outsourcing	7,448	4,362	20,755	8,564	13,673
Medical equipment depreciation	1,172	673	3,482	1,369	2,104
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	8,620	5,035	24,237	9,933	15,777
Gross margin	4,896	3,372	13,408	6,528	9,644
Selling, general and administrative	5,261	1,942	14,113	4,036	9,690
Acquisition and integration expenses	24	604	88	998	1,681
Operating income	(389)	826	(793)	1,494	(1,727)
Interest expense	390	62	1,092	149	241
Loss before income taxes and non controlling interest	(779)	764	(1,885)	1,345	(1,968)
Provision (benefit) for income taxes	(616)	191	(513)	445	(614)
Consolidated net loss	(163)	573	(1,372)	900	(1,354)
Net income attributable to non controlling interest	202	159	568	297	451
Net loss attributable to Universal Hospital Services, Inc.	(365)	414	(1,940)	603	(1,805)
Consolidating Adjustments
Cost of Sales
Equity in earnings of subsidiary	163	(573)	1,372	(900)	1,354
Loss before income taxes and non controlling interest	163	(573)	1,372	(900)	1,354
Consolidated net loss	163	(573)	1,372	(900)	1,354
Net income attributable to non controlling interest	(202)	(159)	(568)	(297)	(451)
Net loss attributable to Universal Hospital Services, Inc.	$ 365	$ (414)	$ 1,940	$ (603)	$ 1,805